Shareholder Report	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	18 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type							N-CSR
Amendment Flag							false
Registrant Name							Calamos ETF Trust
Entity Central Index Key							0001579881
Entity Investment Company Type							N-1A
Document Period End Date							Jul. 31, 2024
C000240501
Shareholder Report [Line Items]
Fund Name							Calamos Antetokounmpo Global Sustainable Equities ETF
Trading Symbol							SROI
Security Exchange Name							NYSE
Annual or Semi-Annual Statement [Text Block]							This annual shareholder report contains important information about the Calamos Antetokounmpo Global Sustainable Equities ETF for the period of February 3, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual							Annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number							866-363-9219
Additional Information Website							www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SROI	$100	0.95%

Expenses Paid, Amount							$ 100
Expense Ratio, Percent							0.95%
Performance Past Does Not Indicate Future [Text]							The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	NAV	MSCI ACWI Gross Total Return Index
2/3/23	$10,000	$9,999
2/28/23	$9,596	$9,511
3/31/23	$9,872	$9,811
4/30/23	$10,036	$9,957
5/31/23	$9,892	$9,857
6/30/23	$10,396	$10,434
7/31/23	$10,668	$10,819
8/31/23	$10,244	$10,521
9/30/23	$9,624	$10,089
10/31/23	$9,340	$9,788
11/30/23	$10,180	$10,696
12/31/23	$10,769	$11,214
1/31/24	$10,664	$11,282
2/29/24	$11,112	$11,770
3/31/24	$11,375	$12,140
4/30/24	$10,987	$11,751
5/31/24	$11,508	$12,236
6/30/24	$11,686	$12,513
7/31/24	$11,819	$12,718

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 YEAR	SINCE INCEPTION 2/3/23
NAV	10.74	11.61
Market Price	10.79	11.86
MSCI ACWI Gross Total Return Index	17.55	17.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/etf for the most recent performance information.

Performance Inception Date								Feb. 03, 2023
No Deduction of Taxes [Text Block]							The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 11,784,496	$ 11,784,496	$ 11,784,496	$ 11,784,496	$ 11,784,496	$ 11,784,496	$ 11,784,496	$ 11,784,496
Holdings Count | Holding	106	106	106	106	106	106	106	106
Advisory Fees Paid, Amount							$ 102,141
InvestmentCompanyPortfolioTurnover							25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$11,784,496	106	25%	$102,141

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	25.4
Industrials	13.6
Health Care	12.8
Financials	12.7
Consumer Discretionary	9.6
Consumer Staples	7.4
Communication Services	6.3
Materials	5.0
Utilities	3.1
Real Estate	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number							866-363-9219.
Updated Prospectus Web Address							www.calamos.com/resources
C000247126
Shareholder Report [Line Items]
Fund Name				Calamos Alternative Nasdaq & Bond ETF
Trading Symbol				CANQ
Security Exchange Name				NASDAQ
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the Calamos Alternative Nasdaq & Bond ETF for the period of February 13, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number				866-363-9219
Additional Information Website				www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CANQ	$37Footnote Reference*	0.77%
Footnote	Description
Footnote*	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount				$ 37
Expense Ratio, Percent				0.77%
Performance Past Does Not Indicate Future [Text]				The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date				Feb. 13, 2024
No Deduction of Taxes [Text Block]				The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,306,858	$ 1,306,858	$ 1,306,858	$ 1,306,858	$ 1,306,858	$ 1,306,858	$ 1,306,858	$ 1,306,858
Holdings Count | Holding	28	28	28	28	28	28	28	28
Advisory Fees Paid, Amount				$ 4,546
InvestmentCompanyPortfolioTurnover				9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,306,858	28	9%	$4,546

Holdings [Text Block]

ASSET ALLOCATION

% OF NET ASSETS

Exchange-Traded Funds	86.9
Purchased Options	12.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number				866-363-9219.
Updated Prospectus Web Address				www.calamos.com/resources
C000243953
Shareholder Report [Line Items]
Fund Name						Calamos Convertible Equity Alternative ETF
Trading Symbol						CVRT
Security Exchange Name						NYSE
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about the Calamos Convertible Equity Alternative ETF for the period of October 4, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number						866-363-9219
Additional Information Website						www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CVRT	$61Footnote Reference*	0.69%
Footnote	Description
Footnote*	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount						$ 61
Expense Ratio, Percent						0.69%
Performance Past Does Not Indicate Future [Text]						The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date						Oct. 04, 2023
No Deduction of Taxes [Text Block]						The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,214,145	$ 8,214,145	$ 8,214,145	$ 8,214,145	$ 8,214,145	$ 8,214,145	$ 8,214,145	$ 8,214,145
Holdings Count | Holding	62	62	62	62	62	62	62	62
Advisory Fees Paid, Amount						$ 61,845
InvestmentCompanyPortfolioTurnover						123.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$8,214,145	62	123%	$61,845

Holdings [Text Block]

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	32.4
Consumer Discretionary	19.8
Health Care	9.6
Utilities	9.4
Industrials	8.5
Materials	6.3
Financials	5.1
Energy	3.5
Real Estate	2.1
Consumer Staples	1.9
Communication Services	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number						866-363-9219.
Updated Prospectus Web Address						www.calamos.com/resources
C000249272
Shareholder Report [Line Items]
Fund Name		Calamos Nasdaq 100<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF™ – June
Trading Symbol		CPNJ
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Calamos Nasdaq 100® Structured Alt Protection ETF™ – June for the period of June 3, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number		866-363-9219
Additional Information Website		www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNJ	$11Footnote Reference*	0.69%
Footnote	Description
Footnote*	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.69%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date		Jun. 03, 2024
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 64,850,121	$ 64,850,121	$ 64,850,121	$ 64,850,121	$ 64,850,121	$ 64,850,121	$ 64,850,121	$ 64,850,121
Holdings Count | Holding	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount		$ 61,792
InvestmentCompanyPortfolioTurnover		0.00%
Updated Prospectus Phone Number		866-363-9219.
Updated Prospectus Web Address		www.calamos.com/resources
C000250960
Shareholder Report [Line Items]
Fund Name	Calamos Russell 2000<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF™ - July
Trading Symbol	CPRJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF™ - July for the period of July 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRJ	$6Footnote Reference*	0.69%
Footnote	Description
Footnote*	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date	Jul. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 55,777,119	$ 55,777,119	$ 55,777,119	$ 55,777,119	$ 55,777,119	$ 55,777,119	$ 55,777,119	$ 55,777,119
Holdings Count | Holding	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount	$ 24,340
InvestmentCompanyPortfolioTurnover	0.00%
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249282
Shareholder Report [Line Items]
Fund Name	Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF™ - July
Trading Symbol	CPSJ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF™ - July for the period of July 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number	866-363-9219
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSJ	$6Footnote Reference*	0.69%
Footnote	Description
Footnote*	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date	Jul. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 30,348,381	$ 30,348,381	$ 30,348,381	$ 30,348,381	$ 30,348,381	$ 30,348,381	$ 30,348,381	$ 30,348,381
Holdings Count | Holding	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount	$ 14,059
InvestmentCompanyPortfolioTurnover	0.00%
Updated Prospectus Phone Number	866-363-9219.
Updated Prospectus Web Address	www.calamos.com/resources
C000249281
Shareholder Report [Line Items]
Fund Name			Calamos S&P 500<sup style="box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Structured Alt Protection ETF™ - May
Trading Symbol			CPSM
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF™ - May for the period of May 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number			866-363-9219
Additional Information Website			www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSM	$17Footnote Reference*	0.69%
Footnote	Description
Footnote*	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.69%
Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date			May 01, 2024
No Deduction of Taxes [Text Block]			The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day.
AssetsNet	$ 107,803,313	$ 107,803,313	$ 107,803,313	$ 107,803,313	$ 107,803,313	$ 107,803,313	$ 107,803,313	$ 107,803,313
Holdings Count | Holding	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount			$ 176,696
InvestmentCompanyPortfolioTurnover			0.00%
Updated Prospectus Phone Number			866-363-9219.
Updated Prospectus Web Address			www.calamos.com/resources
C000246662
Shareholder Report [Line Items]
Fund Name					Calamos CEF Income & Arbitrage ETF
Trading Symbol					CCEF
Security Exchange Name					NYSE
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the Calamos CEF Income & Arbitrage ETF for the period of January 16, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.
Additional Information Phone Number					866-363-9219
Additional Information Website					www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CCEF	$42Footnote Reference*	0.74%
Footnote	Description
Footnote*	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.

Expenses Paid, Amount					$ 42
Expense Ratio, Percent					0.74%
Performance Past Does Not Indicate Future [Text]					The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date					Jan. 16, 2024
No Deduction of Taxes [Text Block]					The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,127,501	$ 13,127,501	$ 13,127,501	$ 13,127,501	$ 13,127,501	$ 13,127,501	$ 13,127,501	$ 13,127,501
Holdings Count | Holding	43	43	43	43	43	43	43	43
Advisory Fees Paid, Amount					$ 31,332
InvestmentCompanyPortfolioTurnover					66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$13,127,501	43	66%	$31,332

Holdings [Text Block]

FUND CATEGORIES

% OF NET ASSETS

Sector Equity	23.9
Allocation	21.1
Taxable Bond	17.6
Nontraditional Equity	14.7
International Equity	9.6
U.s. Equity	7.8
Municipal Bond	3.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number					866-363-9219.
Updated Prospectus Web Address					www.calamos.com/resources